Financial instruments fair value disclosures - Summary of Fair Value Hierarchy (Detail) £ in Thousands	Jun. 30, 2023 GBP (£)
Fair value measured using unadjusted quoted prices (Level 1) [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	£ 0
Fair value measured using unadjusted quoted prices (Level 1) [member] | Provisions for deferred contingent cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	0
Fair value measured using unadjusted quoted prices (Level 1) [member] | Warrant liability [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	0
Fair value measured using significant observable inputs (Level 2) [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	166
Fair value measured using significant observable inputs (Level 2) [member] | Provisions for deferred contingent cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	0
Fair value measured using significant observable inputs (Level 2) [member] | Warrant liability [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	166
Fair value measured using significant unobservable inputs (Level 3) [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	5,056
Fair value measured using significant unobservable inputs (Level 3) [member] | Provisions for deferred contingent cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	5,056
Fair value measured using significant unobservable inputs (Level 3) [member] | Warrant liability [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	£ 0